Loans and line of credit	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Loans and line of credit

Note 22.      Loans and line of credit

Credit Agreement with ExWorks Capital Fund I, L.P

On April 4, 2019, WISeCoin AG (“WISeCoin”), an affiliate of the Group, signed a credit agreement with ExWorks. Under this credit agreement, WISeCoin was granted a USD 4,000,000 term loan and may add up to USD 80,000 accrued interest to the loan principal, hence a maximum loan amount of USD 4,080,000. The loan bears an interest rate of 10% p.a. payable monthly in arrears. The maturity date of the arrangement was April 4, 2020, therefore all outstanding balances are classified as current liabilities in the balance sheet. ExWorks can elect to have part or all of the principal loan amount and interests paid either in cash or in WISeCoin Security Tokens (the “WCN Token”) as may be issued by WISeCoin from time to time. As at June 30, 2019, the conversion price was set at CHF 12.42 per WCN Token based on a non-legally binding term sheet.

Under the terms of the credit agreement, WISeCoin is required to not enter into agreements that would result in liens on property, assets or controlled subsidiaries, in indebtedness other than the exceptions listed in the credit agreement, in mergers, consolidations, organizational changes except with an affiliate, contingent and third party liabilities, any substantial change in the nature of its business, restricted payments, insider transactions, certain debt payments, certain agreements, negative pledge, asset transfer other than sale of assets in the ordinary course of business, or holding or acquiring shares and/or quotas in another person other than WISeCoin R&D. Furthermore, WISeCoin is required to maintain its existence, pay all taxes and other liabilities.

Borrowings under the line of credit are secured by first ranking security interests on all material assets and personal property of WISeCoin, and a pledge over the shares in WISeCoin representing 90% of the capital held by the Group. Under certain circumstances, additional security may be granted over the intellectual property rights of WISeCoin.

Total debt issue costs of USD 160,000 were recorded as debt discount and amortized over the duration of the loan. As at December 31, 2020, the debt discount was fully amortized.

As at December 31, 2023, the loan had not been repaid and the outstanding borrowings were USD 4,030,000, meaning that the loan is past due under the terms of the credit agreement with ExWorks. The Group has been in contact with ExWorks regarding a potential sale of its investment in Tarmin, a company in which ExWorks is also a significant shareholder (see Note 17). It is the view of the management of the Group that the sale of the investment in Tarmin and the repayment of the credit agreement are codependent and therefore the loan will be repaid at such time as the investment is sold. ExWorks continues to charge interest on the loan at the rate of 10% p.a. and has not launched any formal recovery proceedings as of the date of this report.

Loan Agreements with UBS SA

On March 26, 2020, two members of the Group, WISeKey International Holding Ltd and WISeKey SA, entered into the Covid loans to borrow funds under the Swiss Government supported COVID-19 Credit Facility with UBS SA. Under the terms of the Agreement, UBS has lent such Group members a total of CHF 571,500. The loans are repayable in full by March 30, 2028, as amended, being the eighth anniversary of the date of deposit of the funds by UBS. Semi-annual repayments have started since March 31, 2022, and will be spread on a linear basis over the remaining term. Full repayment of the loans is permitted at any time. The interest rate is determined by Swiss COVID-19 Law and currently the Covid loans carry an interest rate of 0%. There were no fees or costs attributed to the Covid loans and as such there is no debt discount of debt premium associated with the loan facility.

Under the terms of the loans, the relevant companies are required to use the funds solely to cover the liquidity requirements of the Group. In particular, the Group cannot use the funds for the distribution of dividends and directors' fees as well as the repayment of capital contributions, the granting of active loans; refinancing of private or shareholder loans; the repayment of intra-group loans; or the transfer of guaranteed loans to a group company not having its registered office in Switzerland, whether directly or indirectly linked to applicant.

During the year ended December 31, 2023, the loans accrued interest in a total amount of CHF 715 (USD 850) and WISeKey repaid CHF 232,400 out of the loans, bringing the total repayment to date to CHF 386,200 (USD 459,027 at closing rate). Therefore, as at December 31, 2023, the outstanding balance on the loans was CHF 185,300 (USD 220,243).

Credit Agreement with L1 Capital Global Opportunities Master Fund

On June 29, 2021, WISeKey entered into an Agreement for the Subscription of up to $22M Convertible Notes (the “L1 Facility”) with L1 Capital Global Opportunities Master Fund (“L1”), pursuant to which L1 committed to grant a loan to WISeKey for up to a maximum amount of USD 22 million divided into tranches of variable sizes, during a commitment period of 24 months ending June 28, 2023. The initial tranche was agreed in the L1 Facility agreement as USD 11 million to be funded on June 29, 2021 (the “L1 Initial Tranche”). For the remaining facility, WISeKey has the right to request L1 to subscribe for four additional note tranches of USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. Each tranche is divided into convertible notes of USD 100,000 each that bear interest of 6% per annum. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN Class B Shares within a period of 24 months from issuance (the “L1 Conversion Period”). Conversion takes place upon request by L1 during the L1 Conversion Period, but in any case no later than at the expiry of the L1 Conversion Period. Each calendar month, L1 can request conversion of up to 12.5% of the principal amount of all issued tranches at a conversion price of 95% of the lowest daily volume-weighted average price of a WIHN Class B Share as traded on the SIX Swiss Exchange during the 5 trading days preceding the relevant conversion date, and , should L1 wish to convert more than 12.5% of the principal amount of all issued tranches in a calendar month, the conversion price for the additional converted amounts is set at the higher of (i) the Fixed Conversion price applicable to relevant tranche, and (ii) 95% of the lowest daily volume-weighted average price of a WIHN Class B Share as traded on the SIX Swiss Exchange during the 5 trading days preceding the relevant conversion date (the “Original L1 Conversion Price”).

Due to L1’s option to convert the loan in part or in full at any time before maturity, the L1 Facility was assessed as a share-settled debt instrument with an embedded put option. In line with ASC 480-10-55-43 and ASC 480-10-55-44, because the value that L1 will predominantly receive at settlement does not vary with the value of the shares, the settlement provision is not considered a conversion option. We assessed the put option under ASC 815 and concluded that it is clearly and closely related to its debt host and therefore did not require bifurcation. Per ASC 480-10-25, the L1 Facility was accounted for as a liability measured at fair value using the discounted cash flow method at inception.

Debt issue costs made up of legal expenses of USD 36,745, a commission of USD 802,500 to the placement agent, a fee of USD 220,000 to L1 representing 2% of the principal value of the initial tranche, and a subscription fee of USD 220,000 to L1 representing 2% of the principal value of the initial tranche payable in WIHN Class B Shares were due upon issuance of the Initial Tranche and recorded as a debt discount against the L1 Initial Tranche principal amount. The subscription fee was paid in WIHN Class B Shares and was fair valued at CHF 183,901 (USD 200,871) based on the market value of the shares at issuance. Upon subscription of each subsequent tranche under the L1 Facility, debt issue costs corresponding to the fair value of the L1 subscription fee payable in WIHN Class B Shares representing 2% of the principal value of the subscribed funds and an L1 fee representing 2% of the principal value of the subscribed funds will be recorded as a debt discount against each tranche.

On September 27, 2021, WISeKey and L1 entered into the First Amendment to the Subscription Agreement (the “L1 First Amendment”), pursuant to which WISeKey has the right to request L1 to subscribe for four “accelerated” note tranches of between USD 1 million and USD 2,750,000 each or any other amount agreed between the parties (the “L1 Accelerated Tranches”), at the date and time determined by WISeKey during the commitment period, subject to certain conditions. The terms and conditions of the L1 Accelerated Tranches issued under the L1 First Amendment remain the same as the terms and conditions of the L1 Facility except for the conversion price of the L1 Accelerated Tranches which is set at 90% of the lowest daily volume-weighted average price of a WIHN Class B Share as traded on the SIX Swiss Exchange during the 10 trading days preceding the relevant conversion date, regardless of the conversion amount (the “New L1 Conversion Price”).

On March 3 ,2022, WISeKey and L1 entered into the Second Amendment to the Subscription Agreement (the “L1 Second Amendment”), pursuant to which, for the remaining facility of USD 5 million, WISeKey has the right to request L1 to subscribe for five “additional accelerated” note tranches (the “L1 Additional Accelerated Tranches”) of between USD 1 million and USD 5 million each or any other amount agreed between the parties, up until March 2, 2024, subject to certain conditions. The terms and conditions of the L1 Additional Accelerated Tranches issued under the L1 Second Amendment remain the same as the terms and conditions of the L1 Facility except for the conversion price of the L1 Additional Accelerated Tranches which is the New L1 Conversion Price.

In line with ASC 470-50-15-3, the New L1 Conversion Price under the L1 First Amendment was assessed as a change to the conversion privileges provided in the L1 Facility for the purpose of inducing conversion, whereby the New L1 Conversion Price provides a reduction of the Original L1 Conversion Price and results in the issuance of additional WIHN Class B Shares, which is governed by ASC 470-20-40. Therefore, in line with ASC 470-20-40-16 and ASC 470-20-40-17, for conversions of L1 Accelerated Tranches and L1 Additional Accelerated Tranches, we recognize the fair value of the additional shares delivered by applying the New L1 Conversion Price in comparison with the Original L1 Conversion Price as an expense to the income statement classified as debt conversion expense.

Additionally, per the terms of the L1 Facility, upon each tranche subscription under the L1 Facility and the L1 First Amendment, WISeKey granted L1 the option to acquire WIHN Class B Shares at an exercise price of the higher of (a) 1.5 times the 5-trading day volume-weighted average price of the WIHN Class B Shares on the SIX Swiss Stock Exchange immediately preceding the tranche closing date and (b) CHF 250. The number of warrants granted at each tranche subscription was calculated as 25% of the principal amount of each tranche divided by the volume-weighted average price of the trading day immediately preceding the tranche closing date. Each warrant agreement has a 3-year exercise period starting on the relevant subscription date. In line with ASC 470-20-25-2, for each subscription, the proceeds from the convertible notes with a detachable warrant were allocated to the two elements based on the relative fair values of the debt instrument without the warrant and of the warrant at time of issuance. When assessed as an equity instrument, the warrant agreement was fair valued at grant using the Black-Scholes model and the market price of WIHN Class B Shares on the date of the subscription. The fair value of the debt was calculated using the discounted cash flow method.

During the year to December 31, 2021, WISeKey made a total of six subscriptions for a total of USD 17 million under the L1 Facility and the L1 First Amendment. Per the terms of the L1 Facility, WISeKey issued L1 with a total of 61,576 warrants on WIHN Class B Shares at an exercise price of CHF 250. The warrant agreements were all assessed as equity instruments and were fair valued at grant at an aggregate amount of USD 479,872 using the Black-Scholes model and the market price of WIHN Class B Shares on the date of grant. For each subscription, the fair value of the debt was calculated using the discounted cash flow method then, applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host and the credit entry was booked in additional paid-in capital (“APIC”). The cumulated fair value of the debt for the six subscriptions was USD 17,819,019, with a cumulated debt discount in relation to warrants of USD 445,331.

In the year ended December 31, 2021, L1 converted a total of USD 8.2 million out of the L1 Initial Tranche and USD 5.3 million out of the L1 Accelerated Tranches, resulting in the delivery of a total of 237,176 WIHN Class B Shares. A debt discount charge of USD 185,528 was amortized to the income statement, a debt conversion expense of USD 325,424 was recorded in the income statement, and a total debit of USD 1,376,983 was booked to APIC on conversions as per ASC 470-02-40-4.

During the year to December 31, 2022, WISeKey made a total of six subscriptions for a total of USD 5 million under the L1 Facility and the L1 Second Amendment. Per the terms of the L1 Facility, WISeKey issued L1 with a total of 98,231 warrants on WIHN Class B Shares at an exercise price of CHF 250. The warrant agreements were all assessed as equity instruments and were fair valued at grant at an aggregate amount of USD 12,856 using the Black-Scholes model and the market price of WIHN Class B Shares on the date of grant. For each subscription, the fair value of the debt was calculated using the discounted cash flow method then, applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host and the credit entry was booked in APIC. The cumulated fair value of the debt for the six subscriptions was USD 5,171,238, with a cumulated debt discount in relation to warrants of USD 11,831.

In the year ended December 31, 2022, L1 converted a total of USD 2.8 million out of the L1 Initial Tranche, and USD 4.3 million out of the L1 Accelerated Tranches and L1 Additional Accelerated Tranches, resulting in the delivery of a total of 584,512 WIHN Class B Shares. A debt discount charge of USD 87,795 was amortized to the income statement, a debt conversion expense of USD 366,116 was recorded in the income statement, and a total debit of USD 304,019 was booked to APIC on conversions as per ASC 470-02-40-4.

As at December 31, 2022, the L1 Facility had been fully drawn. Convertible notes in an aggregate amount of USD 1,400,000 remained unconverted and the unamortized debt discount balance was USD 133,471, hence a carrying value of USD 1,266,529.

During the year ended December 31, 2023, L1 converted a total of USD 1.2 million out of the L1 Additional Accelerated Tranches, resulting in the delivery of a total of 145,975 WIHN Class B Shares. A debt discount charge of USD 16,094 was amortized to the income statement, a debt conversion expense of USD 177,209 was recorded in the income statement, and a total debit of USD 69,560 was booked to APIC on conversions as per ASC 470-02-40-4.

As at December 31, 2023, convertible notes in an aggregate amount of USD 200,000 remained unconverted and the unamortized debt discount balance was USD 9,728, hence a carrying value of USD 190,272.

Credit Agreement with Anson Investments Master Fund LP

On June 29,2021, WISeKey entered into an Agreement for the Issuance and Subscription of Convertible Notes (the “Anson Facility”) with Anson Investments Master Fund LP (“Anson”), pursuant to which Anson committed to grant a loan to WISeKey for up to a maximum amount of USD 22 million divided into tranches of variable sizes, during a commitment period of 24 months ending June 28, 2023. The initial tranche was agreed in the Anson Facility agreement as USD 11 million to be funded on June 29, 2021 (the “Anson Initial Tranche”). For the remaining facility, WISeKey has the right to request Anson to subscribe for four additional note tranches of USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. Each tranche is divided into convertible notes of USD 100,000 each that bear interest of 6% per annum. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN Class B Shares within a period of 24 months from issuance (the “Anson Conversion Period”). Conversion takes place upon request by Anson during the Anson Conversion Period, but in any case no later than at the expiry of the Anson Conversion Period. Each calendar month, Anson can request conversion of up to 12.5% of the principal amount of all issued tranches at a conversion price of 95% of the lowest daily volume-weighted average price of a WIHN Class B Share as traded on the SIX Swiss Exchange during the 5 trading days preceding the relevant conversion date, and, should Anson wish to convert more than 12.5% of the principal amount of all issued tranches in a calendar month, the conversion price for the additional converted amounts is set at the higher of (i) the Fixed Conversion price applicable to relevant tranche, and (ii) 95% of the lowest daily volume-weighted average price of a WIHN Class B Share as traded on the SIX Swiss Exchange during the 5 trading days preceding the relevant conversion date (the “Original Anson Conversion Price”).

Due to Anson’s option to convert the loan in part or in full at any time before maturity, the Anson Facility was assessed as a share-settled debt instrument with an embedded put option. In line with ASC 480-10-55-43 and ASC 480-10-55-44, because the value that Anson will predominantly receive at settlement does not vary with the value of the shares, the settlement provision is not considered a conversion option. We assessed the put option under ASC 815 and concluded that it is clearly and closely related to its debt host and therefore did not require bifurcation. Per ASC 480-10-25, the Anson Facility was accounted for as a liability measured at fair value using the discounted cash flow method at inception.

Debt issue costs made up of legal expenses of USD 4,197, a commission of USD 802,500 to the placement agent, a fee of USD 220,000 to Anson representing 2% of the principal value of the Anson Initial Tranche, and a subscription fee of USD 220,000 to Anson representing 2% of the principal value of the Anson Initial Tranche payable in WIHN Class B Shares were due upon issuance of the Anson Initial Tranche and recorded as a debt discount against the Anson Initial Tranche principal amount. The subscription fee was paid in WIHN Class B Shares and was fair valued at CHF 183,901 (USD 200,871) based on the market value of the shares at issuance. Upon subscription of each subsequent tranche under the Anson Facility, debt issue costs corresponding to the fair value of the subscription fee payable in WIHN Class B Shares representing 2% of the principal value of the subscribed funds and a fee representing 2% of the principal value of the subscribed funds will be recorded as a debt discount against each tranche.

On September 27, 2021, WISeKey and Anson entered into the Anson First Amendment, pursuant to which WISeKey has the right to request Anson to subscribe for four Anson Accelerated Tranches of between USD 1 million and USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. The terms and conditions of the Anson Accelerated Tranches issued under the Anson First Amendment remain the same as the terms and conditions of the Anson Facility except for the conversion price of the Anson Accelerated Tranches which is set at 90% of the lowest daily volume-weighted average price of a WIHN Class B Share as traded on the SIX Swiss Exchange during the 10 trading days preceding the relevant conversion date, regardless of the conversion amount (the “New Anson Conversion Price”).

In line with ASC 470-50-15-3, the New Anson Conversion Price under the Anson First Amendment was assessed as a change to the conversion privileges provided in the Anson Facility for the purpose of inducing conversion, whereby the New Anson Conversion Price provides a reduction of the Original Anson Conversion Price and results in the issuance of additional WIHN Class B Shares, which is governed by ASC 470-20-40. Therefore, in line with ASC 470-20-40-16 and ASC 470-20-40-17, for conversions of Anson Accelerated Tranches, we recognize the fair value of the additional shares delivered by applying the New Anson Conversion Price in comparison with the Original Anson Conversion Price as an expense to the income statement classified as debt conversion expense.

Additionally, per the terms of the Anson Facility, upon each tranche subscription under the Anson Facility and the Anson First Amendment, WISeKey granted Anson the option to acquire WIHN Class B Shares at an exercise price of the higher of (a) 1.5 times the 5-trading day volume-weighted average price of the WIHN Class B Shares on the SIX Swiss Stock Exchange immediately preceding the tranche closing date and (b) CHF 250. The number of warrants granted at each tranche subscription was calculated as 25% of the principal amount of each tranche divided by the volume-weighted average price of the trading day immediately preceding the tranche closing date. Each warrant agreement has a 3-year exercise period starting on the relevant subscription date. In line with ASC 470-20-25-2, for each subscription, the proceeds from the convertible notes with a detachable warrant were allocated to the two elements based on the relative fair values of the debt instrument without the warrant and of the warrant at time of issuance. When assessed as an equity instrument, the warrant agreement was fair valued at grant using the Black-Scholes model and the market price of WIHN Class B Shares on the date of the subscription. The fair value of the debt was calculated using the discounted cash flow method.

During the year ended December 31, 2021, WISeKey made a total of three subscriptions for a total of USD 16.5 million under the Anson Facility and the Anson First Amendment. Per the terms of the Anson Facility, WISeKey issued Anson with a total of 56,437 warrants on WIHN Class B Shares at an exercise price of CHF 5. The warrant agreements were all assessed as equity instruments and were fair valued at grant at an aggregate amount of USD 480,046 using the Black-Scholes model and the market price of WIHN Class B Shares on the date of grant. For each subscription, the fair value of the debt was calculated using the discounted cash flow method then, applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host and the credit entry was booked in APIC. The cumulated fair value of the debt for the three subscriptions was USD 17,000,080, with a cumulated debt discount in relation to warrants of USD 453,095.

During the year ended December 31, 2021, Anson converted a total of USD 9.8 million out of the Anson Initial Tranche, resulting in the delivery of a total of 164,565 WIHN Class B Shares. A debt discount charge of USD 248,449 was amortized to the income statement, and a total debit of USD 1,182,876 was booked to APIC on conversions as per ASC 470-02-40-4.

During the year ended December 31, 2022, WISeKey did not make any new subscriptions under the Anson Facility.

During the year ended December 31, 2022, Anson converted a total of USD 1.2 million out of the Anson Initial Tranche, and USD 5.5 million out of the Anson Accelerated Tranches, resulting in the delivery of a total of 287,033 WIHN Class B Shares. A debt discount charge of USD 79,707 was amortized to the income statement, a debt conversion expense of USD 460,956 was recorded in the income statement, and a total debit of USD 222,195 was booked to APIC on conversions as per ASC 470-02-40-4.

During the year ended December 31, 2023, WISeKey made four subscriptions under the Anson Facility and the Anson Second Amendment as follows:

-	On February 3, 2023, an Anson Additional Accelerated Tranche for convertibles notes in the amount USD 500,000. The funds were received on February 7, 2023. On February 3, 2023, in line with the terms of the Anson Facility, WISeKey issued Anson with 10,672 warrants on WIHN Class B Shares at an exercise price of CHF 250.00. The warrant agreement was assessed as an equity instrument and was fair valued at grant at an amount of USD nil using the Black-Scholes model and the market price of WIHN Class B Shares on the date of grant of CHF 11.025. The fair value of the debt was calculated using the discounted cash flow method as USD 481,711.

-	On March 1, 2023, an Anson Additional Accelerated Tranche for convertibles notes in the amount USD 1,000,000. The funds were received on March 2, 2023. On March 1, 2023, in line with the terms of the Anson Facility, WISeKey issued Anson with 18,704 warrants on WIHN Class B Shares at an exercise price of CHF 250.00. The warrant agreement was assessed as an equity instrument and was fair valued at grant at an amount of USD nil using the Black-Scholes model and the market price of WIHN Class B Shares on the date of grant of CHF 12.375. The fair value of the debt was calculated using the discounted cash flow method as USD 963,627.

-	On April 27, 2023, an Anson Additional Accelerated Tranche for convertibles notes in the amount USD 1,000,000. The funds were received on April 28, 2023. On April 27, 2023, in line with the terms of the Anson Facility, WISeKey issued Anson with 19,689 warrants on WIHN Class B Shares at an exercise price of CHF 250.00. The warrant agreement was assessed as an equity instrument and was fair valued at grant at an amount of USD nil using the Black-Scholes model and the market price of WIHN Class B Shares on the date of grant of CHF 11.275. The fair value of the debt was calculated using the discounted cash flow method as USD 962,885.

-	On June 15, 2023, an Anson Additional Accelerated Tranche for convertibles notes in the amount USD 1,000,000. The funds were received on June 15, 2023. On June 15, 2023, in line with the terms of the Anson Facility, WISeKey issued Anson with 23,339 warrants on WIHN Class B Shares at an exercise price of CHF 250.00. The warrant agreement was assessed as an equity instrument and was fair valued at grant at an amount of USD nil using the Black-Scholes model and the market price of WIHN Class B Shares on the date of grant of CHF 9.70. The fair value of the debt was calculated using the discounted cash flow method as USD 963,246.

During the year ended December 31, 2023, Anson converted a total of USD 3.5 million out of the Anson Additional Accelerated Tranches, resulting in the delivery of a total of 558,213 WIHN Class B Shares. A debt discount charge of USD 33,695 was amortized to the income statement, a debt conversion expense of USD 385,035 was recorded in the income statement, and a total credit of USD 68,730 was booked to APIC on conversions as per ASC 470-02-40-4.

As at December 31, 2023, all convertible notes had been converted, hence a USD nil carrying value. At the end of the official commitment period on June 28, 2023, the outstanding Anson Facility available was USD 2 million which management believes may be the subject of a later amendment.

Production Capacity Investment Loan Agreement

In November 2022, WISeKey entered into a loan agreement with a third-party client to borrow funds for the purpose of increasing their production capacity.  Under the terms of the Agreement, the client has lent to WISeKey a total of USD 2,000,000. The loan will be reimbursed by way of a volume rebate against future sales volumes from the WISeKey Semiconductors group to the client during the period from July 1, 2023, through to December 31, 2025.  The volume rebate is based upon quarterly sales volumes in excess of a base limit on a yearly projected basis. Any amount still outstanding as at December 31, 2025 falls due for repayment on this date.  The loan does not bear any interest and there were no fees or costs attributed to the loan.

An unamortized debt discount totaling USD 511,128 was calculated and booked to APIC in 2022.  WISeKey had not repaid any amount as at December 31, 2022, and no debt discount charge was recorded to the income statement in 2022. As at December 31, 2022, the loan balance was USD 2 million and the unamortized debt discount balance was USD 511,128, leaving a carrying value of USD 1,488,872.

As of December 31, 2023, WISeKey has not repaid any amount. The Group recorded a debt discount amortization expense of USD 164,924 in the year 2023. Therefore, as at December 31, 2023, the loan balance remains USD 2 million with an unamortized debt discount balance of USD 346,204, thus leaving a carrying value of USD 1,653,796.

Share Purchase Agreement with L1 Capital Global Opportunities Master Fund

On July 11, 2023, the Group entered into a Securities Purchase Agreement (the “L1 SPA”) with L1 pursuant to which L1 may enter into a private placement of up to a maximum amount of USD 10 million, divided into two equal tranches, in the form of Senior Unsecured Original Issue 4% Discount Convertible Promissory Notes (the “L1 Notes”). The L1 Notes shall have a 24-month maturity and bear interest at a rate of 4% per annum, subject to adjustment. The L1 Notes will be convertible into ordinary shares of SEALSQ Corp, partially or in full, at an initial conversion price equal to the lesser of (i) USD 30 per ordinary share and (ii) 92% of the lowest daily volume weighted average price of the ordinary shares during the ten trading days immediately preceding the notice of partial or full conversion of the L1 Note, with a floor price of USD 2.50.

Due to L1’s option to convert the loan in part or in full at any time before maturity, the L1 SPA was assessed as a share-settled debt instrument with an embedded put option. In line with ASC 480-10-55-43 and ASC 480-10-55-44, because the value that L1 will predominantly receive at settlement does not vary with the value of the shares, the settlement provision is not considered a conversion option. We assessed the put option under ASC 815 and concluded that it is clearly and closely related to its debt host and therefore did not require bifurcation. Per ASC 480-10-25, the L1 SPA was accounted for as a liability measured at fair value using the discounted cash flow method at inception.

Additionally, per the terms of the L1 SPA, upon each tranche closing under the L1 SPA, SEALSQ will grant L1 the option to acquire ordinary shares of SEALSQ at an initial exercise price of USD 30, which may reset at 120% of the closing VWAP on the six-month anniversary of the tranche closing date. The number of warrants granted at each tranche subscription is calculated as 30% of the principal amount of each tranche divided by the VWAP of the ordinary shares of SEALSQ on the trading day immediately preceding the tranche closing date. Each warrant agreement has a 5-year exercise period starting on the relevant tranche closing date. In line with ASC 470-20-25-2, for each tranche closing, the proceeds from the convertible notes with a detachable warrant were allocated to the two elements based on the relative fair values of the debt instrument without the warrant and of the warrant at time of issuance. When assessed as an equity instrument, the warrant agreement is fair valued at grant using the Black-Scholes model and the market price of the ordinary shares on the tranche closing date. The fair value of the debt is calculated using the discounted cash flow method.

The first tranche of USD 5 million was funded on July 12, 2023, by L1. SEALSQ issued to L1 (i) a Senior Original Issue 4% Discount Convertible Promissory Note of USD 5 million (the “First L1 Note”), convertible into SEALSQ’s ordinary shares, and (ii) 122,908 warrants on the ordinary shares of SEALSQ with a 5-year maturity (the “First Tranche Warrant”). SEALSQ also created a capital reserve of 8,000,000 ordinary shares from its duly authorized ordinary shares for issuance under the First L1 Note and the First Tranche Warrant. Debt issue costs made up of legal expenses totaling USD 114,832 and a commission of USD 250,000 to the placement agent were due upon issuance of the First L1 Note, and a fee of USD 200,000 representing 4% of the principal value of the First L1 Note was paid to L1 at closing.

The First Tranche Warrant was assessed as an equity instrument and was fair valued at grant at an amount of USD 632,976 using the Black-Scholes model and the market price of the ordinary shares of SEALSQ on the date of grant of USD 11.42. The fair value of the debt was calculated using the discounted cash flow method as USD 4,987,363. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host in the amount of USD 563,112, with the credit entry recorded in APIC, and the debt issue costs created a debt discount on the debt host in the amount of USD 323,744 and a debit to APIC of USD 41,088. Including the fee paid to L1, a total debt discount of USD 1,086,856 was recorded against the First L1 Note’s principal amount.

During the year ended December 31, 2023, L1 converted a total of USD 4 million of the First L1 Note, resulting in the delivery of a total of 3,940,630 ordinary shares of SEALSQ. A debt discount charge of USD 210,290 was amortized to the income statement and unamortized debt discounts totaling USD 705,572 were booked to APIC on conversions in line with ASC 470-02-40-4.

As at December 31, 2023, the outstanding L1 SPA available was USD 5 million, the unconverted balance on the First L1 Note was USD 1 million and the unamortized debt discount balance was USD 170,994, hence a carrying value of USD 829,006.

Share Purchase Agreement with Anson Investments Master Fund

On July 11, 2023, the Group entered into a Securities Purchase Agreement (the “Anson SPA”) with Anson, pursuant to which Anson may enter into a private placement of up to a maximum amount of USD 10 million, divided into two equal tranches, in the form of Senior Unsecured Original Issue 4% Discount Convertible Promissory Notes (the “Anson Notes”). The Anson Notes shall have a 24-month maturity and bear interest at a rate of 4% per annum, subject to adjustment. The Anson Notes will be convertible into ordinary shares of SEALSQ Corp, partially or in full, at an initial conversion price equal to the lesser of (i) USD 30 per ordinary share and (ii) 92% of the lowest daily volume weighted average price of the ordinary shares during the ten trading days immediately preceding the notice of partial or full conversion of the Note, with a floor price of USD 2.50.

Due to Anson’s option to convert the loan in part or in full at any time before maturity, the Anson SPA was assessed as a share-settled debt instrument with an embedded put option. In line with ASC 480-10-55-43 and ASC 480-10-55-44, because the value that Anson will predominantly receive at settlement does not vary with the value of the shares, the settlement provision is not considered a conversion option. We assessed the put option under ASC 815 and concluded that it is clearly and closely related to its debt host and therefore did not require bifurcation. Per ASC 480-10-25, the Anson SPA was accounted for as a liability measured at fair value using the discounted cash flow method at inception.

Additionally, per the terms of the Anson SPA, upon each tranche closing under the Anson SPA, SEALSQ will grant Anson the option to acquire ordinary shares of SEALSQ at an initial exercise price of USD 30, which may reset at 120% of the closing VWAP on the six-month anniversary of the tranche closing date. The number of warrants granted at each tranche subscription is calculated as 30% of the principal amount of each tranche divided by the VWAP of the ordinary shares of SEALSQ on the trading day immediately preceding the tranche closing date. Each warrant agreement has a 5-year exercise period starting on the relevant tranche closing date. In line with ASC 470-20-25-2, for each tranche closing, the proceeds from the convertible notes with a detachable warrant were allocated to the two elements based on the relative fair values of the debt instrument without the warrant and of the warrant at time of issuance. When assessed as an equity instrument, the warrant agreement is fair valued at grant using the Black-Scholes model and the market price of the ordinary shares on the tranche closing date. The fair value of the debt is calculated using the discounted cash flow method.

The first tranche of USD 5 million was funded on July 12, 2023, by Anson. SEALSQ issued to Anson (i) a Senior Original Issue 4% Discount Convertible Promissory Note of USD 5 million (the “First Anson Note”), convertible into SEALSQ’s ordinary shares, and (ii) 122,908 warrants on the ordinary shares of SEALSQ with a 5-year maturity (the “First Tranche Warrant”). SEALSQ also created a capital reserve of 8,000,000 ordinary shares from its duly authorized ordinary shares for issuance under the First Anson Note and the First Tranche Warrant. Debt issue costs made up of legal expenses totaling USD 64,832 and a commission of USD 250,000 to the placement agent were due upon issuance of the First Anson Note, and a fee of USD 200,000 representing 4% of the principal value of the First Anson Note was paid to Anson at closing.

The First Tranche Warrant was assessed as an equity instrument and was fair valued at grant at an amount of USD 632,976 using the Black-Scholes model and the market price of the ordinary shares of SEALSQ on the date of grant of USD 11.42. The fair value of the debt was calculated using the discounted cash flow method as USD 4,987,363. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host in the amount of USD 563,112, with the credit entry recorded in APIC, and the debt issue costs created a debt discount on the debt host in the amount of USD 279,375 and a debit to APIC of USD 35,457. Including the fee paid to Anson, a total debt discount of USD 1,042,487 was recorded against the First Anson Note’s principal amount.

During the year ended December 31, 2023, Anson converted a total of USD 4,175,000 of the First Anson Note, resulting in the delivery of a total of 3,996,493 ordinary shares of SEALSQ. A debt discount charge of USD 198,984 was amortized to the income statement and unamortized debt discounts totaling USD 708,062 were booked to APIC on conversions in line with ASC 470-02-40-4.

Additionally, on July 10, 2023, the Group issued 8,184 new ordinary shares of SEALSQ to Anson as a result of a share ledger correction, thus a total delivery for the year of 4,004,677 ordinary shares.

As at December 31, 2023, the outstanding Anson SPA available was USD 5 million, the unconverted balance on the First Anson Note was USD 825,000 and the unamortized debt discount balance was USD 135,441, hence a carrying value of USD 689,559.